Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ .001	$ .001
Common stock, shares authorized	190,000,000	190,000,000	190,000,000
Common stock, shares issued	40,633,327	38,983,327	33,197,769
Common stock, shares outstanding	40,633,327	38,983,327	33,197,769